REDEEMABLE PREFERRED SHARES - Key terms of the convertible preferred shares (Details) - 12 months ended Dec. 31, 2025 $ / shares in Units, ¥ in Thousands, $ in Thousands	CNY (¥) D	USD ($) D $ / shares
REDEEMABLE PREFERRED SHARES
Number of trading days	20	20
Percentage of Multiplier to preferred stock stated value	100.00%	100.00%
Yield to maturity basis spread adjustment	0.50%	0.50%
Issuance costs | ¥	¥ 8,004
Redeemable preferred shares
REDEEMABLE PREFERRED SHARES
Dividend rate per annum	5.00%	5.00%
Increase dividend rate per annum	7.00%	7.00%
Increase in dividend rate each quarter thereafter if the Company has not redeemed all of the preferred shares outstanding as of the eighth anniversary of the Issue Date	0.50%	0.50%
Number of trading days	20	20
Consecutive trading days	30	30
Aggregate trading volume of preferred shares | $		$ 10,000
Minimum percentage of the preferred shares issued as of the Issue Date, right to require the Company to sell all or a portion of its business and/or to conduct other fundraising or refinancing activities	90.00%	90.00%
Minimum percentage of outstanding preferred shares' written consent or affirmative vote needed for certain actions		75.00%
Issuance costs | $		$ 2,646
ADS
REDEEMABLE PREFERRED SHARES
Volume-weighted average price ("VWAP") per ADS | $ / shares		$ 53.4
Conversion price | $ / shares		$ 35.6